Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Long Term Debt

A summary of long-term debt is as follows:

		September 30, 2012			December 31, 2011
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Verso Paper Holdings LLC
Revolving Credit Facilities	5/4/2017	2.54%	$35,000	$35,000	$—	$—
11.5% Senior Secured Notes(1)	7/1/2014	11.50%	—	—	302,820	316,260
11.75% Senior Secured Notes(2)	1/15/2019	11.75%	341,395	358,800	—	—
11.75% Secured Notes	1/15/2019	11.75%	271,573	214,543	—	—
8.75% Second Priority Senior Secured Notes(3)	2/1/2019	8.75%	394,836	195,030	394,736	257,063
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.19%	13,310	9,650	180,216	112,635
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	82,355	300,000	122,550
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305

Total long-term debt			1,221,919	918,683	1,201,077	831,813

(1)	Par value of $315,000 on December 31, 2011.
(2)	Par value of $345,000 on September 30, 2012.
(3)	Par value of $396,000 on September 30, 2012 and December 31, 2011.

A summary of long-term debt is as follows:

		December 31, 2011			December 31, 2010
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facility	8/1/2012	—	$—	$—	$—	$—
11.5% Senior Secured Notes(1)	7/1/2014	11.50%	302,820	316,260	332,135	384,125
9.13% Second Priority Senior Secured Notes	8/1/2014	9.13%	—	—	337,080	347,192
8.75% Second Priority Senior Secured Notes(2)	2/1/2019	8.75%	394,736	257,063	—	—
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.18%	180,216	112,635	180,216	162,194
11.38% Senior Subordinated Notes	8/1/2016	11.38%	300,000	122,550	300,000	300,750
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305

Total debt			1,201,077	831,813	1,172,736	1,217,566

(1)	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
(2)	Par value of $396,000 on December 31, 2011.

Interest Expense Related to Long Term Debt and Cash Interests Payments on Long Term Debt

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Interest expense	$32,194	$30,083	$94,460	$90,730
Cash interest paid	43,576	55,774	114,090	114,259
Debt issuance cost amortization(1)	1,274	1,216	3,697	3,776

(1)	Amortization of debt issuance cost is included in interest expense.

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Interest expense	$120,861	$118,506	$111,263
Cash interest paid	117,043	115,405	90,713
Debt issuance cost amortization(1)	5,036	5,290	5,264

Payments Required Under Long-Term Debt

The payments required under the long-term debt listed above during the years following December 31, 2011, are set forth below:

(Dollars in thousands)
2012	$—
2013	—
2014	495,216
2015	—
2016	300,000
2017 and thereafter	419,305

Total long-term debt	$1,214,521